Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 04, 2021
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	$ 2,157,425	$ 1,839,408
Variable interest entity, consolidated, carrying amount, liabilities	1,039,971	897,013
Interest Expense	$ 38,682	41,080	$ 48,611
Proceeds from Related Party Debt			$ 69,052
Equity method investment, ownership percentage	50.00%
Leases	$ 44,800
Ultraship Crewing Philippines Inc [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage				25.00%
Ultraship Services Philippines Inc. [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage				40.00%
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated			49.00%
Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	58,900	63,500
Variable interest entity, consolidated, carrying amount, liabilities	55,500	61,700
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	139,100	125,900
Variable interest entity, consolidated, carrying amount, liabilities	18,500	9,500
Interest Expense	1,200	1,800
Proceeds from Related Party Debt	6,300	6,800
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	198,500	189,400
Variable interest entity, consolidated, carrying amount, liabilities	$ 74,200	$ 71,200
Variable Interest Entity, consolidated	100.00%	100.00%